RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Disclosure of Key Management Compensation
Key management includes our directors (executive and non-executive) and other key officers, including the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer. The compensation paid or payable to key management for employee services is shown below:

Years ended December 31	2017	2016
	$	$
Salaries and other short-term employee benefits	2,240	2,433
Post-employment benefits	30	29
Share-based compensation (i)	3,176	4,915
Total compensation	5,446	7,377

(i)	Share-based compensation includes mark-to-market adjustments on cumulative DSU and PSU positions as reported in the consolidated statements of income

Disclosure of Principal Subsidiaries
The consolidated financial statements include our accounts and the accounts of our wholly-owned subsidiaries, the most significant as at December 31, 2017 of which are presented in the following table:

Subsidiary	Location	Ownership	Principal project or purpose
Marigold Mining Company	USA	100%	Marigold
SGO Mining Inc. (formerly Claude Resources Inc.)	Canada	100%	Seabee Gold Operation
Puna Operations Inc.	Canada	75%	Puna Operations
SSR Durango, S.A. de C.V.	Mexico	100%	Pitarrilla
Reliant Ventures S.A.C.	Peru	100%	San Luis
Intertrade Metals Limited Partnership	Canada	100%	Sales and marketing